Debt And Interest Expense Schedule of the estimated fair value of the Company's long-term debt, including the current portion (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Fair Value
Debt Instrument [Line Items]
Long-term Debt, Fair Value	$ 1,937,198	$ 2,637,777	$ 2,751,558
Face Value
Debt Instrument [Line Items]
Long-term Debt, Fair Value	1,975,925	2,593,045	2,734,069
Tranche G Term Loan due 2020 | Secured Debt
Debt Instrument [Line Items]
Senior Secured Credit Facility	1,625,925
Tranche G Term Loan due 2020 | Secured Debt | Fair Value
Debt Instrument [Line Items]
Senior Secured Credit Facility, Fair Value	1,611,698
4.875% Senior Notes Due 2021 | Senior Notes
Debt Instrument [Line Items]
Senior Notes	350,000
4.875% Senior Notes Due 2021 | Senior Notes | Fair Value
Debt Instrument [Line Items]
Senior Notes, Fair value	325,500
4.875% Senior Notes Due 2021 | Senior Notes | Face Value
Debt Instrument [Line Items]
Senior Notes	350,000
Tranche B Non Extended Term Loans due 2014 | Secured Debt
Debt Instrument [Line Items]
Senior Secured Credit Facility		243,264	1,196,875
Tranche B Non Extended Term Loans due 2014 | Secured Debt | Fair Value
Debt Instrument [Line Items]
Senior Secured Credit Facility, Fair Value		244,480
Tranche B Non Extended Term Loans due 2014 | Secured Debt | Face Value
Debt Instrument [Line Items]
Senior Secured Credit Facility	1,625,925	243,264
Tranche B Extended term Loans due 2016 | Secured Debt
Debt Instrument [Line Items]
Senior Secured Credit Facility		637,906	1,196,875
Tranche B Extended term Loans due 2016 | Secured Debt | Fair Value
Debt Instrument [Line Items]
Senior Secured Credit Facility, Fair Value		641,095
Tranche B Extended term Loans due 2016 | Secured Debt | Face Value
Debt Instrument [Line Items]
Senior Secured Credit Facility		637,906
Tranche E Term Loan Due 2018 | Secured Debt
Debt Instrument [Line Items]
Senior Secured Credit Facility		398,000
Tranche E Term Loan Due 2018 | Secured Debt | Fair Value
Debt Instrument [Line Items]
Senior Secured Credit Facility, Fair Value		400,985
Tranche E Term Loan Due 2018 | Secured Debt | Face Value
Debt Instrument [Line Items]
Senior Secured Credit Facility		398,000
Tranche F Term Loan due 2018 | Secured Debt
Debt Instrument [Line Items]
Senior Secured Credit Facility		448,875
Tranche F Term Loan due 2018 | Secured Debt | Fair Value
Debt Instrument [Line Items]
Senior Secured Credit Facility, Fair Value		452,242
Tranche F Term Loan due 2018 | Secured Debt | Face Value
Debt Instrument [Line Items]
Senior Secured Credit Facility		448,875
9.25% Senior Notes due 2015 | Senior Notes
Debt Instrument [Line Items]
Senior Notes		465,000
9.25% Senior Notes due 2015 | Senior Notes | Fair Value
Debt Instrument [Line Items]
Senior Notes, Fair value		471,975	642,188
9.25% Senior Notes due 2015 | Senior Notes | Face Value
Debt Instrument [Line Items]
Senior Notes		465,000	625,000
8.25% Senior Notes due 2017 | Senior Notes
Debt Instrument [Line Items]
Senior Notes		400,000	400,000
8.25% Senior Notes due 2017 | Senior Notes | Fair Value
Debt Instrument [Line Items]
Senior Notes, Fair value		427,000	416,000
8.25% Senior Notes due 2017 | Senior Notes | Face Value
Debt Instrument [Line Items]
Senior Notes		400,000
Debt Instrument Tranche bTerm Loans Due 2014 [Member] | Secured Debt | Fair Value
Debt Instrument [Line Items]
Senior Secured Credit Facility, Fair Value			1,169,945
Debt Instrument Tranche ETerm Loan Due 2014 [Member] | Secured Debt | Fair Value
Debt Instrument [Line Items]
Senior Secured Credit Facility, Fair Value			313,977
Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] | Senior Notes
Debt Instrument [Line Items]
Subordinated Debt			199,000
Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] | Senior Notes | Fair Value
Debt Instrument [Line Items]
Senior Subordinated Notes, Fair Value			209,448
Debt Instrument Tranche D Term Loans Due 2014 [Member] | Secured Debt
Debt Instrument [Line Items]
Senior Secured Credit Facility			$ 313,194